Exhibit 1.scha

EXHIBIT 1

BIDS ATS FORM ATS-N

FORM BD SCHEDULE A

-- - - - - -- - !"#$%& -'()$*-+(!,--.-/012"3"01- - - 4567859-:;<6=><<-?87>@-:ABC-DEFBA?G-HI4I :B-?;7J>5@-KLKMNO :B-P-FQR?BQR?D STUMTUMSMV :B-P-BAERWD-XY?RECURZRW[DA\R-X]]AWREC F5>-_>5>-8=9-6=`65>a-bc=>5<-bd-_>-effghiejk-5>l;65>`-b-J>-5>mb5>`-b=-Ca_>`;n>-:o -p><- -?b Xc=>5<_6m-Wb`><@ ?FP-n><<-_8=-Vq :P-KSq -J;-n><<-_8=-MVq BP-VSq -J;-n><<-_8=-rVq - F P-Vq -J;-n><<-_8=-KSq WP-MVq -J;-n><<-_8=-VSq RP-rVq -b5-7b5> ];nn-H>s8n-?87> BRU]RUAD6n>-b5-C8;< B8> Fal;65>` Xc=I Wb`> Wb=5bn 4>5<b= 4E WEB-tub5-CICI?bIv-AEC D8w-tv-R7mI-ABx €z‚ ‚ƒz| „…†‡„‡‡ ˆ ‰ Š‹Œ…‹ y‚ƒ~-€Žƒ‚~ -‘ ƒz zz{ˆ-ˆ{|z{ „Š†‡„„Š ˆ ‰ ‡„’“„‹”‡‹„ y‚ƒ~-€Žƒ‚~ •• ƒz ~Žz-‚–‚|zƒ ˆ{|z{ „Š†‡„„Š z ‰ ‡„’“„‹””„ yŽ|Ž}-~|z€z ˆ|€Ž‰ ‚ {‚‘‚#x88; —‚ˆ‘‚ˆ-Ž——‚‘z{ „”†‡„‡“ ˆ  ”‡„Œ””Š ˆ˜Ž}-|€zŽƒŽ{z {‚‘€ˆ{ƒ ‚ ‘€‚z—-zˆ Ž——‚‘z{ „Œ†‡„‡„ ˆ  ”‡Œ“™ŒŒ ~ˆ{€ˆ}-ˆƒz‚ ‘€‚z—-Žz{ˆ|‚ Ž——‚‘z{ „‹†‡„‡“ ˆ ‰ ““…„“‡ ~–‚|€}-y{‚ˆ‚ ‘€‚z—-‘Ž–‚ˆ‘z Ž——‚‘z{ ŒŒ†‡„‡Œ ˆ  ‡‹ŠŠŠ„